Steben & Company, Inc. 9711 Washingtonian Blvd., Suite 400 Gaithersburg, MD 20878	240 631 7600 T 240 631 9595 F www.steben.com

March 3, 2016

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Alternative Investment Funds File Nos. 811-22880 and 333-190813

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, on behalf of Steben Alternative Investment Funds (the “Trust”), we hereby certify: (a) that the form of the prospectus used with respect to Class A, Class C, Class I and Class N of the Steben Managed Futures Strategy Fund (the “Fund”), a series of the Trust, does not differ from that contained in the Rule 497(e) filing on March 1, 2016; (b) that the form of statement of additional information used with respect to Class A, Class C, Class I and Class N of the Fund does not differ from that contained in the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A (“PEA 7”), and (c) that the Rule 497(e) filing and PEA 7 were filed electronically.

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Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,

/s/Francine J. Rosenberger
Francine J. Rosenberger

cc:	George J. Zornada

     K&L Gates LLP